Segmental information - Other information (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	$ 1,612	$ 1,510	$ 1,417
Depreciation and intangible asset amortisation	(748)	(677)	(597)
Underlying impairment		(1)
Exceptional accelerated depreciation and impairment of tangible assets	(174)	(46)	(87)
Exceptional impairment of intangible assets	(416)	229	(613)
Exceptional impairment of associates and joint ventures	380
Operating segments | North America
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	435	305	236
Depreciation and intangible asset amortisation	(186)	(161)	(141)
Underlying impairment		0
Exceptional accelerated depreciation and impairment of tangible assets	(66)	(33)	(63)
Exceptional impairment of intangible assets	(365)	(54)	(36)
Exceptional impairment of associates and joint ventures	215
Operating segments | Europe
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	423	338	252
Depreciation and intangible asset amortisation	(272)	(265)	(204)
Underlying impairment		0
Exceptional accelerated depreciation and impairment of tangible assets	(96)	(5)	3
Exceptional impairment of intangible assets	(51)	(96)	(31)
Exceptional impairment of associates and joint ventures	142
Operating segments | Asia Pacific
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	79	154	198
Depreciation and intangible asset amortisation	(135)	(111)	(93)
Underlying impairment		0
Exceptional accelerated depreciation and impairment of tangible assets	(9)	(8)	(27)
Exceptional impairment of intangible assets	0	379	(546)
Exceptional impairment of associates and joint ventures	23
Operating segments | Latin America and Caribbean
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	5	6	146
Depreciation and intangible asset amortisation	(38)	(33)	(45)
Underlying impairment		(1)
Exceptional accelerated depreciation and impairment of tangible assets	(3)	0	0
Exceptional impairment of intangible assets	0	0	0
Exceptional impairment of associates and joint ventures	0
Operating segments | Africa
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	88	83	152
Depreciation and intangible asset amortisation	(101)	(94)	(102)
Underlying impairment		0
Exceptional accelerated depreciation and impairment of tangible assets	0	0	0
Exceptional impairment of intangible assets	0	0	0
Exceptional impairment of associates and joint ventures	0
Corporate and other
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	582	624	433
Depreciation and intangible asset amortisation	(16)	(13)	(12)
Underlying impairment		0
Exceptional accelerated depreciation and impairment of tangible assets	0	0	0
Exceptional impairment of intangible assets	0	$ 0	$ 0
Exceptional impairment of associates and joint ventures	$ 0